Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

December 3, 2015

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Rydex Series Funds (File No. 033-59692)
Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the Prospectuses and Statement of Additional Information dated December 1, 2015 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 146, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-15-009014 on November 30, 2015.

Please do not hesitate to contact me at 202.373.6101 should you have any questions.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores